Additional disclosure requirements - Condensed Balance Sheets (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Assets
Cash and due from banks	€ 191,065		€ 160,991
Trading account assets	163,235	€ 116,953
Premises and equipment, net	33,621	32,342
Other assets	10,981	8,595
TOTAL ASSETS	1,722,840	1,595,835
Liabilities
Other liabilities	13,720	12,698
TOTAL LIABILITIES	1,625,378	1,498,782
Stockholders' equity
Capital stock	8,397	8,670
TOTAL EQUITY	97,462	97,053	€ 95,745	€ 91,322
TOTAL LIABILITIES AND EQUITY	1,722,840	1,595,835
Banco Santander S.A. | Reportable legal entities
Assets
Cash and due from banks	171,602	138,388
Trading account assets	99,695	77,988
Investment securities	35,624	29,949
Net Loans and leases	316,492	301,342
Investment in affiliated companies	91,897	88,549
Premises and equipment, net	6,453	6,515
Other assets	15,897	15,219
TOTAL ASSETS	737,660	657,950
Liabilities
Deposits	405,925	394,160
Short-term debt	57,272	19,181
Long-term debt	94,118	99,650
Total debt	151,390	118,831
Other liabilities	114,020	78,386
TOTAL LIABILITIES	671,335	591,377
Stockholders' equity
Capital stock	8,397	8,670
Retained earnings and other reserves	57,928	57,903
TOTAL EQUITY	66,325	66,573
TOTAL LIABILITIES AND EQUITY	737,660	657,950
Bank subsidiaries | Banco Santander S.A. | Reportable legal entities
Assets
Cash and due from banks	14,184	15,459
Investment securities	14,399	12,137
Investment in affiliated companies	69,731	67,735
Liabilities
Deposits	18,334	18,114
Total debt	96	221
Non-bank subsidiaries | Banco Santander S.A. | Reportable legal entities
Assets
Investment securities	1,712	2,087
Net Loans and leases	27,585	31,296
Investment in affiliated companies	22,167	20,814
Liabilities
Deposits	16,312	18,594
Total debt	€ 1,236	€ 649